Accounts payable and accrued expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts payable and accrued expenses

Note 9 — Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	June 30, 2011	December 31, 2010
Trade payables	$1,554,808	$1,096,799
Due to Sorin Group, net	1,183,482	1,859,060
Accrued compensation and benefits	189,951	152,253
Accrued professional fees	129,379	100,000
Accrued interest	44,800	157,598
Other payables	129,266	192,451
	$3,231,686	$3,558,161

Pursuant to our April 2011 settlement agreement with Sorin (see Note 10), the amounts due between the parties as a result of the transition services agreement were netted and are reflected in the Accounts payable and accrued liabilities line of the Condensed Consolidated Balance Sheets as of June 30, 2011.

Note 13 — Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at December 31:

	2010	2009
Trade payables	$1,096,799	$185,483
Due to Sorin Group Italia Srl, net	1,859,060	—
Accrued compensation and benefits	152,253	216,179
Accrued professional fees	100,000	364,886
Accrued royalty fees	—	261,964
Accrued interest	157,598	—
Other payables	192,451	9,382
	$3,558,161	$1,037,894

The Due to Sorin Group Italia Srl, net balance is comprised of logistical costs related to the sale of the Angel® and ActivAT® products that were incurred and the cost of additional Angel® and ActivAT® inventory that was purchased or manufactured by Sorin during the transition period. These costs are repayable by the Company to Sorin Group.